Capitalized Software (Details) - Schedule of Estimated Amortization for Capitalized Software - Previously Reported [Member] - Computer Software, Intangible Asset [Member]	Dec. 31, 2023 USD ($)
Schedule of Estimated Amortization for Capitalized Software [Line Items]
2024	$ 1,542,007
2025	496,744
2026	88,943
Capitalized software, net	$ 2,127,694